Component of Income Tax Benefit (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
State	[1]	$ 20.6	$ 9.8	$ 8.2
Net Operating Loss [Member]
Federal		(31.2)	0.0	0.0
State		$ (3.8)	$ 0.0	$ 0.0

[1]	State current tax expense net of $3.8 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.